Trade receivables and contract assets (Tables)	12 Months Ended
Dec. 31, 2023
Trade receivables and contract assets
Summary of Financial Assets

Trade receivables	As of December 31,
in €‘000	2023	2022
Trade receivables	80,861	68,931
Trade receivable from associates	—	—
Allowance for expected credit losses	(9,615)	(5,519)
Total	71,246	63,412

The following table represents the composition of contract assets:

Contract assets	As of December 31,
in €‘000	2023	2022
Contract assets	61,220	50,583
Allowance for expected credit losses	(351)	(101)
Total	60,869	50,482

Summary of expected credit losses for Trade receivables and contract assets

in €‘000	2023	2022
Balance as of January 1,	(5,620)	(4,373)
Provision for expected credit losses	(7,160)	(1,456)
Net amounts recovered	183	209
Write-offs	2,559	—
Other	72	—
Balance as of December 31,	(9,966)	(5,620)